Submission	Jul. 31, 2025
Submission [Line Items]
Central Index Key	0001919369
Registrant Name	Vista Credit Strategic Lending Corp.
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES